Intangible Assets, Net - Schedule of Changes in the Carrying Amount of the Company’s Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Changes in the Carrying Amount of the Company’s Intangible Assets [Abstract]
Balance	$ 2,884
Amortization	(300)
Impairment	(37)
Balance	$ 2,547